Income Taxes (Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income) (Detail) ¥ in Millions	Dec. 31, 2016 JPY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 175,404
Within one year
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,150
After one year through five years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	22,314
After five years through ten years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	57,302
After ten years through twenty years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	56,547
Indefinite period
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 37,091